Cost of Revenues - Schedule of Cost of Revenues (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Statement [Abstract]
Content-related costs	$ 20,618	127,929	95,987	62,871
Depreciation and amortization	5,110	31,703	26,439	21,978
Bandwidth and internet data centre	4,950	30,713	21,047	15,045
VAT, business taxes and surcharges	30,808	191,153	108,763	78,346
Cost of revenues	$ 61,486	381,498	252,236	178,240